Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock Dividend Declaration and Payment
The following table presents cash dividends declared by the Company on its Series B Preferred Stock from January 1, 2019 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	November 16, 2021	December 1, 2021	December 31, 2021	$0.46875
	August 26, 2021	September 8, 2021	September 30, 2021	0.46875
	May 24, 2021	June 7, 2021	June 30, 2021	0.46875
	February 19, 2021	March 5, 2021	March 31, 2021	0.46875

2020	November 18, 2020	December 4, 2020	December 31, 2020	$0.46875
	August 12, 2020	September 8, 2020	September 30, 2020	0.46875
	July 1, 2020	July 15, 2020	July 31, 2020	0.93750

2019	November 15, 2019	December 2, 2019	December 31, 2019	$0.46875
	August 9, 2019	August 30, 2019	September 30, 2019	0.46875
	May 20, 2019	June 3, 2019	June 28, 2019	0.46875
	February 15, 2019	March 4, 2019	March 29, 2019	0.46875
The following table presents cash dividends declared by the Company on its Series C Preferred Stock from January 1, 2020 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	November 16, 2021	December 1, 2021	December 31, 2021	$0.40625
	August 26, 2021	September 8, 2021	September 30, 2021	0.40625
	May 24, 2021	June 7, 2021	June 30, 2021	0.40625
	February 19, 2021	March 5, 2021	March 31, 2021	0.40625

2020	November 18, 2020	December 4, 2020	December 31, 2020	$0.40625
	August 12, 2020	September 8, 2020	September 30, 2020	0.40625
	July 1, 2020	July 15, 2020	July 31, 2020	0.53264

Schedule of cash dividends declared on common stock
The following table presents cash dividends declared by the Company on its common stock from January 1, 2019 through December 31, 2021:

Year	Declaration Date	Record Date	Payment Date	Dividend Per Share
2021	December 14, 2021	December 31, 2021	January 31, 2022	$0.440	(1)
	September 15, 2021	September 30, 2021	October 29, 2021	0.400
	June 15, 2021	June 30, 2021	July 30, 2021	0.400
	March 12, 2021	March 31, 2021	April 30, 2021	0.300

2020	December 17, 2020	December 30, 2020	January 29, 2021	$0.300	(2)
	August 6, 2020	September 30, 2020	October 30, 2020	0.200

2019	December 12, 2019	December 30, 2019	January 31, 2020	$0.800	(3)
	September 12, 2019	September 30, 2019	October 31, 2019	0.800
	June 12, 2019	July 1, 2019	July 31, 2019	0.800
	March 6, 2019	March 29, 2019	April 30, 2019	0.800

(1)At December 31, 2021, the Company had accrued dividends and dividend equivalents payable of $47.8 million related to the common stock dividend declared on December 14, 2021. This dividend will be considered taxable income to the recipient in 2022. For more information see the Company’s 2021 Dividend Tax Information on its website.
(2)At December 31, 2020, we had accrued dividends and dividend equivalents payable of $34.0 million related to the common stock dividend declared on December 17, 2020. This dividend was considered taxable income to the recipient in 2021. For more information see our 2020 Dividend Tax Information on our website.
(3)At December 31, 2019, we had accrued dividends and dividend equivalents payable of $90.7 million related to the common stock dividend declared on December 12, 2019. This dividend was considered taxable income to the recipient in 2019. For more information see our 2019 Dividend Tax Information on our website.
Schedule of changes in balances in each component of the entity's AOCI
The following tables present changes in the balances of each component of the Company’s AOCI for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31, 2021
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Net Unrealized Gain/(Loss) on Financing Agreements (1)	Total AOCI
Balance at beginning of period	$79,607	$—	$(2,314)	$77,293
OCI before reclassifications	(32,774)	—	1,059	(31,715)
Amounts reclassified from AOCI (2)	—	—	—	—
Net OCI during the period (3)	(32,774)	—	1,059	(31,715)
Balance at end of period	$46,833	$—	$(1,255)	$45,578

	For the Year Ended December 31, 2020
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Net Unrealized Gain/(Loss) on Financing Agreements (1)	Total AOCI
Balance at beginning of period	$392,722	$(22,675)	$—	$370,047
OCI before reclassifications	420,281	(50,127)	(2,314)	367,840
Amounts reclassified from AOCI (2)	(733,396)	72,802	—	(660,594)
Net OCI during the period (3)	(313,115)	22,675	(2,314)	(292,754)
Balance at end of period	$79,607	$—	$(2,314)	$77,293

	For the Year Ended December 31, 2019
(In Thousands)	Net Unrealized Gain/(Loss) on AFS Securities	Net Gain/(Loss) on Swaps	Total AOCI
Balance at beginning of period	$417,167	$3,121	$420,288
OCI before reclassifications	20,335	(23,342)	(3,007)
Amounts reclassified from AOCI (2)	(44,780)	(2,454)	(47,234)
Net OCI during the period (3)	(24,445)	(25,796)	(50,241)
Balance at end of period	$392,722	$(22,675)	$370,047

(1)Net Unrealized Gain/(Loss) on Financing Agreements at Fair Value due to changes in instrument-specific credit risk.
(2)See separate table below for details about these reclassifications.
(3)For further information regarding changes in OCI, see the Company’s consolidated statements of comprehensive income/(loss).
Information about the significant amounts reclassified out of the entity's AOCI
The following table presents information about the significant amounts reclassified out of the Company’s AOCI for the years ended December 31, 2021, 2020, and 2019:

	For the Year Ended December 31,
	2021	2020	2019
Details about AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Statement Where Net Income is Presented
(In Thousands)
AFS Securities:
Realized gain on sale of securities	$—	$(389,127)	$(44,600)	Net realized (loss)/gain on sales of securities and residential whole loans
Impairment recognized in earnings	—	(344,269)	(180)	Other, net
Total AFS Securities	$—	$(733,396)	$(44,780)
Swaps designated as cash flow hedges:
Amortization of de-designated hedging instruments	—	72,802	(2,454)	Other, net
Total Swaps designated as cash flow hedges	$—	$72,802	$(2,454)
Total reclassifications for period	$—	$(660,594)	$(47,234)